SCHEDULE OF COST OF REVENUE (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Salaries and benefits			$ 409,638	$ 262,845
Subcontractors			106,959
Software and other			20,452	24,880
Depreciation			607	775
Cost of revenue	$ 294,638	$ 184,808	$ 537,656	$ 288,500